UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                           OLD FIELD MASTER FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21947

                                   REGISTRANT
                           OLD FIELD MASTER FUND, LLC
                          733 THIRD AVENUE, 11TH FLOOR
                               NEW YORK, NY 10017
                                 (212)-532-3651

                               AGENT FOR SERVICE
                               T. J. MODZELEWSKI
                          733 THIRD AVENUE, 11TH FLOOR
                               NEW YORK, NY 10017
                                 (212)-532-3651


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2011 TO JUNE 30, 2012
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
                                    _______

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Field Master Fund, LLC


/s/ John T. Moore

President

Date:  August 21, 2012